Restructuring Charges (Changes in Accrued Restructuring Charges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		¥ 34,266	¥ 50,917	¥ 45,760
Restructuring costs		59,713	36,527	90,689
Non-cash charges		(42,717)	(1,828)	(17,169)
Cash payments		(28,630)	(51,493)	(68,724)
Adjustments		(1,831)	143	361
Accrued restructuring charges, ending balance		20,801	34,266	50,917
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		22,531	36,721	31,844
Restructuring costs		9,854	27,401	53,261
Cash payments		(19,759)	(40,261)	(48,787)
Adjustments		(992)	(1,330)	403
Accrued restructuring charges, ending balance		11,634	22,531	36,721
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	42,717	1,828	17,169
Non-cash charges	[1]	(42,717)	(1,828)	(17,169)
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		11,735	14,196	13,916
Restructuring costs		7,142	7,298	20,259
Cash payments		(8,871)	(11,232)	(19,937)
Adjustments		(839)	1,473	(42)
Accrued restructuring charges, ending balance		¥ 9,167	¥ 11,735	¥ 14,196

[1]	Significant asset impairments excluded from restructuring charges are described in Note 13.